Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000017151 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017151 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017151 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017151 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017151 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017151 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017151 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017151 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017151 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017151 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017151 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000017151 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017151 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017151 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017151 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017151 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017151 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017151 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017151 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017151 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017151 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017151 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000017151 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017151 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017151 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017152 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017152 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017152 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017152 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017152 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017152 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017152 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017152 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017152 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017152 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017152 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000017152 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017152 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017152 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017152 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017152 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017152 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017152 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017152 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017152 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017152 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017152 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000017152 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017152 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017152 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%